Basis of Presentation and Material Accounting Policies (Policies) - CubeBio Co., Ltd. [Member]	6 Months Ended
Jun. 30, 2026
Entity Information [Line Items]
Basis of Presentation

A.	Basis of Presentation

These unaudited interim condensed financial statements have been prepared in accordance with International Financial Reporting Standards as issued by International Accounting Standards Board (“IFRS”).

These unaudited interim condensed financial statements for the six months ended June 30, 2026 have been prepared in accordance with IAS 34 Interim Financial Reporting, and should be read in conjunction with the Company’s last annual financial statements as at and for the year ended December 31, 2025 (“last annual financial statements”). They do not include all of the information and disclosures required by IFRS Accounting Standards for a complete set of annual financial statements, and certain information and note disclosures normally included in audited annual financial statements prepared in accordance with IFRS Accounting Standards have been condensed or omitted as permitted by the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) applicable to interim financial statements of foreign private issuers. Accordingly, these unaudited interim condensed financial statements should be read in conjunction with the audited financial statements of the Company as at and for the year ended December 31, 2025. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Company’s financial position and performance since the last annual financial statements.

Material Accounting Policies

B.	Material Accounting Policies

Material accounting policies and methods of computation used in the preparation of the unaudited interim condensed financial statements are consistent with those of the last annual financial statements for the year ended December 31, 2025, except for the changes described below.

New and amended standards or interpretations adopted by the Company.

The Company applied the following amended standards for June 30, 2026 reporting period.

Amendments to IFRS 9 and IFRS 7 – Amendments to the Classification and Measurement of Financial Instruments

-	The amendments clarify the requirements for the timing of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system.

-	The amendments clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion.

-	The amendments add new disclosures for certain instruments with contractual terms that can change cash flows.

-	The amendments make updates to the disclosures for equity instruments designated at fair value through other comprehensive income.

Effective for annual periods beginning on or after 1 January 2026, with earlier application permitted. The adoption of the amendments does not have a significant impact on the Company’s unaudited interim condensed financial statements.

Annual Improvements – Volume 11

These amendments are part of the Annual Improvements to IFRS Accounting Standards. Annual improvements are limited to changes that either clarify the wording in an Accounting Standard or correct relatively minor unintended consequences, oversights or conflicts between the requirements in the IFRS Accounting Standards.

-	IFRS 1, ‘First-time Adoption of International Financial Reporting Standards’

-	IFRS 7, ‘Financial Instruments: Disclosures’ and its accompanying Guidance on implementing IFRS 7

-	IFRS 9, ‘Financial Instruments’

-	IFRS 10, ‘Consolidated Financial Statements’; and

-	IAS 7, ‘Statement of Cash Flows’.

Effective for annual periods beginning on or after 1 January 2026, with earlier application permitted. The adoption of the amendments does not have a significant impact on the Company’s unaudited interim condensed financial statements.

Amendments to IFRS 9 and IFRS 7 – Contracts Referencing Nature-dependent Electricity

These amendments change the ‘own use’ and hedge accounting requirements in IFRS 9 and include targeted disclosure requirements to IFRS 7. These amendments apply only to contracts that expose an entity to variability in the underlying amount of electricity because of source of its generation depends on uncontrollable natural conditions (such as the weather). These are described as ‘contracts referencing nature-dependent electricity’. Effective for annual periods beginning on or after 1 January 2026, with earlier application permitted. The adoption of the amendments does not have a significant impact on the Company’s unaudited interim condensed financial statements.

i.	New and amended standards or interpretations not yet adopted by the Company

The following new accounting standards and interpretations have been published but are not mandatory for June 30, 2026 reporting period, and have not been early adopted by the Company.

IFRS 18, ‘Presentation and Disclosure in Financial Statements’

IFRS 18 is the new Accounting Standard on presentation and disclosure in financial statements, with a focus on updates to the statement of profit or loss. The key new concepts introduced in IFRS 18 relate to:

-	The structure of the statement of profit or loss

-	Required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements

-	Enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general

Effective for annual periods beginning on or after 1 January 2027, with earlier application permitted. The Company does not expect that these standards have a significant impact on the unaudited interim condensed financial statements.

Basis of measurement

C.	Basis of measurement

These unaudited interim condensed financial statements have been prepared on a historical cost basis except for the following items, which are measured on an alternative basis at each reporting date.

Items	Measurement bases
Defined benefit liabilities	Present value
Financial instruments measured at fair value through profit or loss (“FVTPL”)	Fair value

Reclassification

D.	Reclassification

Certain previously reported balances have been reclassified to conform to the current presentation. These reclassifications had no effect on total assets, liabilities, shareholders’ equity or income as previously reported.